CONSOLIDATED INCOME STATEMENTS - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Line Items]
Total revenues	¥ 32,902	¥ 28,401	¥ 27,752
Cost of revenues	(18,367)	(16,376)	(17,957)
Gross profit	14,535	12,025	9,795
Selling and marketing expenses	(941)	(865)	(897)
General and administrative expenses	(3,916)	(3,811)	(4,121)
Total operating expenses	(4,857)	(4,676)	(5,018)
Interest income	1,054	1,196	1,052
Other gains, net	2,632	165	230
Operating profit	13,364	8,710	6,059
Share of net profit of investments accounted for using equit method	42	96	127
Finance costs	(129)	(94)	(141)
Profit before income tax	13,277	8,712	6,045
Income tax expense	(1,924)	(1,603)	(825)
Profit for the year	11,353	7,109	5,220
Attributable to:
Equity holders of the Company	11,056	6,644	4,920
Non-controlling interests	297	465	300
Profit for the year	¥ 11,353	¥ 7,109	¥ 5,220
Class A And Class B Ordinary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	¥ 3.6	¥ 2.15	¥ 1.58
Diluted	3.56	2.12	1.55
American Depositary Shares [Member]
Earnings per share for Class A and Class B ordinary shares
Basic	7.21	4.31	3.15
Diluted	¥ 7.11	¥ 4.24	¥ 3.11
Online Music Services [Member]
Income Statement [Line Items]
Total revenues	¥ 26,726	¥ 21,742	¥ 17,325
Social Entertainment Services And Others [Member]
Income Statement [Line Items]
Total revenues	¥ 6,176	¥ 6,659	¥ 10,427